INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)				9 Months Ended	10 Months Ended
	Jul. 18, 2023	Jul. 17, 2023	Jul. 14, 2023	Sep. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Nasdaq entry fee				$ 75,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period, shares			6,000,000
Sale of stock, par share			$ 10.00
Stock holders equity related to initial public offering description			Each Unit consists of one ordinary share and one right to receive one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination. Ten Public Rights will entitle the holder to one ordinary share (see Note 7). The Company will not issue fractional shares and only whole shares will trade, so unless a holder purchased units in multiples of tens, such holder will not be able to receive or trade the fractional shares underlying the rights
Stock issued during period shares			6,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period, shares	900,000	900,000	900,000
Sale of stock, par share	$ 10.00
Stock issued during period shares	900,000	900,000
Over-Allotment Option [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period, shares			900,000		900,000